UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-96.1%

Alabama-2.9%
	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant Project, VRDN (CS: Alabama Power Co.)
$5,030,000	0.580%, 07/15/2034 (Putable on 09/13/2013) (a)	$5,029,968

California-1.7%
	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Los Angeles International Airport, VRDN (LOC: Societe Generale)
350,000	0.430%, 12/01/2015 (Putable on 08/07/2013) (a)	350,000
	Pollution Control Financing Authority Solid Waste Disposal Revenue, Alameda County Industries AR, Inc. Project, VRDN (LOC: Bank of West)
2,565,000	0.290%, 06/01/2037 (Putable on 08/07/2013) (a)	2,565,000
		2,915,000

Colorado-6.5%
	Housing & Finance Authority Economic Development Revenue, Corey Building LLC-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,525,000	0.210%, 02/01/2029 (Putable on 08/07/2013) (a)	1,525,000
	Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A, VRDN (LOC: UMB Bank N.A.)
2,790,000	0.210%, 12/01/2027 (Putable on 08/07/2013) (a)	2,790,000
	Housing & Finance Authority Economic Development Revenue, Pacific Instruments Project, VRDN (LOC: Wells Fargo Bank N.A.)
2,150,000	0.260%, 08/01/2020 (Putable on 08/07/2013) (a)	2,150,000
	Housing & Finance Authority Economic Development Revenue, Popiel Properties LLC Project-Series A, VRDN (LOC: UMB Bank N.A.)
2,295,000	0.310%, 12/01/2029 (Putable on 08/07/2013) (a)	2,295,000
	Housing & Finance Authority Economic Development Revenue, Top Shop-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,050,000	0.260%, 09/01/2035 (Putable on 08/07/2013) (a)	1,050,000
	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN (LOC: JPMorgan Chase Bank)
1,352,000	0.260%, 12/01/2025 (Putable on 08/07/2013) (a)	1,352,000
	Midcities Metropolitan District No. 1 Special Revenue-Series B, VRDN (LOC: BNP Paribas)
200,000	0.300%, 12/01/2031 (Putable on 08/07/2013) (a)	200,000
		11,362,000

Connecticut-2.6%
	Town of Hamden, General Obligation Bond-Series B (CS: Hamden CT)
4,500,000	2.000%, 08/22/2013	4,503,619

Florida-3.3%
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN (LOC: Wells Fargo Bank N.A.)
3,450,000	0.260%, 10/01/2035 (Putable on 08/07/2013) (a)	3,450,000

Principal Amount	Security Description	Value

	Sarasota County Industrial Development Revenue, Tervis Tumbler Co., VRDN (LOC: Bank of America N.A.)
$2,400,000	0.400%, 11/01/2024 (Putable on 08/07/2013) (a)	$2,400,000
		5,850,000

Illinois-6.0%
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation, VRDN (LOC: U.S. Bank N.A.)
1,120,000	0.250%, 12/01/2019 (Putable on 08/07/2013) (a)	1,120,000
	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN (LOC: JPMorgan Chase Bank)
500,000	0.310%, 10/01/2018 (Putable on 08/07/2013) (a)	500,000
	Elmhurst Industrial Development Revenue, John Sakash Co., Inc. Project, VRDN (LOC: Bank of America N.A.)
1,100,000	0.400%, 02/01/2025 (Putable on 08/07/2013) (a)	1,100,000
	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.310%, 01/01/2021 (Putable on 08/07/2013) (a)	1,000,000
	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
955,000	0.310%, 06/01/2020 (Putable on 08/07/2013) (a)	955,000
	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN (LOC: JPMorgan Chase Bank)
345,000	0.310%, 10/01/2017 (Putable on 08/07/2013) (a)	345,000
	Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,875,000	0.310%, 07/15/2023 (Putable on 08/07/2013) (a)	1,875,000
	Finance Authority Industrial Development Revenue, Merug LLC-Series B, VRDN (LOC: JPMorgan Chase Bank)
535,000	0.310%, 12/01/2018 (Putable on 08/07/2013) (a)	535,000
	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project, VRDN (LOC: BMO Harris Bank N.A.)
425,000	0.510%, 08/01/2017 (Putable on 08/07/2013) (a)	425,000
	Village of Wheeling Industrial Project Revenue, V-S Industries, Inc. Project, VRDN (LOC: JPMorgan Chase Bank)
450,000	0.460%, 12/01/2015 (Putable on 08/07/2013) (a)	450,000
	Village of Woodridge Du Page Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food, VRDN (LOC: JPMorgan Chase Bank)
2,250,000	0.310%, 10/01/2025 (Putable on 08/07/2013) (a)	2,250,000
		10,555,000

Indiana-5.6%
	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project, VRDN (LOC: KeyBank N.A.)
625,000	0.700%, 09/01/2020 (Putable on 08/07/2013) (a)	625,000
	Posey County Economic Development Revenue, Midwest Fertilizer Corp. Project-Series A (CS: Midwest Fertilizer Corp.)
5,000,000	0.750%, 07/01/2046 (Putable on 10/17/2013)	5,000,000
	State Development Finance Authority Development Revenue, TTP, Inc. Project, VRDN (LOC: Bank of America N.A.)
1,970,000	0.350%, 02/01/2026 (Putable on 08/07/2013) (a)	1,970,000
	State Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing LLC Project, VRDN (LOC: Bank of America N.A.)
2,200,000	0.380%, 12/01/2027 (Putable on 08/07/2013) (a)	2,200,000
		9,795,000

Principal Amount	Security Description	Value

Kentucky-2.0%
	Kenton County Airport Board, Special Facilities Revenue, FlightSafety International, Inc. Project-Series A, VRDN (CS: Berkshire Hathaway, Inc.)
$3,100,000	0.060%, 06/01/2021 (Putable on 08/07/2013) (a)	$3,100,000
400,000	0.060%, 06/01/2031 (Putable on 08/07/2013) (a)	400,000
		3,500,000

Louisiana-2.4%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc., VRDN (LOC: Bank of America N.A.)
2,635,000	0.440%, 01/01/2028 (Putable on 08/07/2013) (a)	2,635,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,500,000	1.000%, 03/15/2025 (Putable on 03/17/2014) (a)	1,500,000
		4,135,000

Michigan-8.6%
	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC, VRDN (LOC: JPMorgan Chase Bank)
200,000	0.510%, 02/01/2016 (Putable on 08/07/2013) (a)	200,000
	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN (LOC: Fifth Third Bank)
790,000	0.240%, 05/01/2018 (Putable on 08/07/2013) (a)	790,000
	Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc., VRDN (LOC: Fifth Third Bank)
1,400,000	0.240%, 03/01/2027 (Putable on 08/07/2013) (a)	1,400,000
	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN (LOC: JPMorgan Chase Bank)
6,430,000	0.280%, 11/01/2023 (Putable on 08/07/2013) (a)	6,430,000
	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center, VRDN (LOC: Fifth Third Bank)
5,600,000	0.220%, 03/01/2037 (Putable on 08/07/2013) (a)	5,600,000
	Strategic Fund Limited Obligations Revenue, Blair Equipment Co. Project, VRDN (LOC: JPMorgan Chase Bank)
300,000	0.510%, 08/01/2016 (Putable on 08/07/2013) (a)	300,000
	Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc., VRDN (LOC: JPMorgan Chase Bank)
300,000	0.510%, 09/01/2016 (Putable on 08/07/2013) (a)	300,000
		15,020,000

New Jersey-1.7%
	Hudson County Improvement Authority, Guaranteed Pooled Notes-Series Q-1 (CS: Hudson County, NJ)
3,000,000	2.000%, 07/25/2014	3,039,458

New Mexico-3.2%
	Albuquerque Industrial Development Revenue, Karsten Co.-Series A, VRDN (LOC: U.S. Bank N.A.)
565,000	0.200%, 12/01/2017 (Putable on 08/07/2013) (a)	565,000
	Santa Fe County Education Facility Revenue, Archdioceses of Santa Fe School Project-Series A, VRDN (LOC: U.S. Bank N.A.)
5,000,000	0.210%, 06/01/2028 (Putable on 08/07/2013) (a)	5,000,000
		5,565,000

New York-5.0%
	Erie County Industrial Development Agency Revenue, Heritage Centers Project, VRDN (LOC: KeyBank N.A.)
970,000	0.220%, 09/01/2018 (Putable on 08/07/2013) (a)	970,000

Principal Amount	Security Description	Value

	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue-Subseries B-4, VRDN (LOC: KBC Bank NV)
$7,000,000	0.300%, 11/01/2025 (Putable on 08/07/2013) (a)	$7,000,000
	New York City Industrial Development Agency, Allway Tools, Inc., VRDN (LOC: CitiBank N.A.)
685,000	0.360%, 08/01/2017 (Putable on 08/07/2013) (a)	685,000
		8,655,000

North Carolina-0.6%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc., VRDN (LOC: Bank of America N.A.)
1,000,000	0.410%, 06/01/2017 (Putable on 08/07/2013) (a)	1,000,000

Ohio-2.2%
	City of Parma Health Care Facilities Revenue, Catholic Charities Facilities Corp., VRDN (LOC: RBS Citizens N.A.)
1,735,000	0.250%, 10/01/2029 (Putable on 08/07/2013) (a)	1,735,000
	Stark County Industrial Development Authority, H-P Products, Inc., VRDN (LOC: KeyBank N.A.)
2,185,000	0.220%, 06/01/2018 (Putable on 08/07/2013) (a)	2,185,000
		3,920,000

Pennsylvania-3.5%
	Beaver County Industrial Development Authority, BASF Corp., VRDN (CS: BASF Corp.)
2,200,000	0.200%, 09/01/2032 (Putable on 08/07/2013) (a)	2,200,000
	Washington County Hospital Authority Revenue, Washington Hospital-Series A, VRDN (LOC: PNC Bank N.A.)
4,000,000	0.500%, 07/01/2037 (Putable on 07/01/2014) (a)	4,000,000
		6,200,000

South Carolina-1.4%
	State Jobs-Economic Development Authority, Dorris Properties LLC Project, VRDN (LOC: TD Bank N.A.)
2,400,000	0.160%, 07/01/2032 (Putable on 08/07/2013) (a)	2,400,000

Tennessee-5.5%
	Hendersonville Industrial Development Board-Series A, VRDN (LOC: Fifth Third Bank)
7,500,000	0.220%, 05/01/2036 (Putable on 08/07/2013) (a)	7,500,000
	Union City Industrial Development Board, Industrial Development Revenue, Kohler Co. Project, VRDN (LOC: Wells Fargo Bank N.A.)
2,100,000	0.260%, 10/01/2020 (Putable on 08/07/2013) (a)	2,100,000
		9,600,000

Texas-18.0%
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan, VRDN (LOC: Wells Fargo Bank N.A.)
2,600,000	0.260%, 07/01/2037 (Putable on 08/07/2013) (a)	2,600,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
3,250,000	0.260%, 01/01/2026 (Putable on 08/07/2013) (a)	3,250,000
	Jefferson County Industrial Development Corp. Hurricane Ike Disaster Area Revenue, Jefferson Refinery LLC Project, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
870,000	0.450%, 12/01/2040 (Putable on 09/25/2013) (a)	870,000

Principal Amount	Security Description	Value

	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
$9,000,000	0.450%, 12/01/2040 (Putable on 09/25/2013) (a)	$9,000,000
	Parmer County Industrial Development Corp. Revenue, Visser Family Trust Project, VRDN (LOC: Wells Fargo Bank N.A.)
1,600,000	0.510%, 10/01/2033 (Putable on 08/07/2013) (a)	1,600,000
	Port Arthur Navigation District Revenue, BASF Corp., VRDN (CS: BASF Corp.)
5,600,000	0.200%, 04/01/2033 (Putable on 08/07/2013) (a)	5,600,000
	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal Revenue, Flint Hills Resources LP, West Plant Project-Series A, VRDN (CS: Flint Hills Resources LP)
8,600,000	0.060%, 07/01/2029 (Putable on 08/07/2013) (a)	8,600,000
		31,520,000

Utah-1.1%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc., VRDN (LOC: KeyBank N.A.)
1,860,000	0.550%, 04/01/2019 (Putable on 08/07/2013) (a)	1,860,000

Washington-6.2%
	Economic Development Finance Authority, Art & Theresa Mensonides-Series I, VRDN (LOC: Wells Fargo Bank N.A.)
1,030,000	0.260%, 10/01/2016 (Putable on 08/07/2013) (a)	1,030,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series E, VRDN (LOC: KeyBank N.A.)
1,400,000	1.000%, 08/01/2033 (Putable on 08/07/2013) (a)	1,400,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series F, VRDN (LOC: KeyBank N.A.)
1,110,000	1.000%, 11/01/2023 (Putable on 08/07/2013) (a)	1,110,000
	Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F, VRDN (LOC: U.S. Bank N.A.)
2,745,000	0.210%, 07/01/2032 (Putable on 08/07/2013) (a)	2,745,000
	Port Bellingham Industrial Development Corp., Wood Stone Corp., VRDN (LOC: KeyBank N.A.)
2,680,000	0.220%, 02/01/2027 (Putable on 08/07/2013) (a)	2,680,000
	Seattle Housing Authority Revenue, Douglas Apartments, VRDN (LOC: KeyBank N.A.)
1,900,000	0.210%, 06/01/2040 (Putable on 08/07/2013) (a)	1,900,000
		10,865,000

Wisconsin-6.1%
	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc., Project, VRDN (LOC: BMO Harris Bank N.A.)
2,645,000	0.410%, 11/01/2042 (Putable on 08/07/2013) (a)	2,645,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.310%, 08/01/2026 (Putable on 08/07/2013) (a)	1,000,000
	Mequon Industrial Development Revenue, SPI Lighting, VRDN (LOC: BMO Harris Bank N.A.)
1,695,000	0.410%, 12/01/2023 (Putable on 08/07/2013) (a)	1,695,000
	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A, VRDN (LOC: BMO Harris Bank N.A.)
500,000	0.410%, 08/01/2020 (Putable on 08/07/2013) (a)	500,000
	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties, VRDN (LOC: JPMorgan Chase Bank)
925,000	0.370%, 07/01/2021 (Putable on 08/07/2013) (a)	925,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project, VRDN (LOC: BMO Harris Bank N.A.)
2,925,000	0.410%, 11/01/2036 (Putable on 08/07/2013) (a)	2,925,000

Principal Amount	Security Description	Value

	Wausau Industrial Development Revenue, Apogee Enterprises, Inc., VRDN (LOC: Comerica Bank)
$1,000,000	0.240%, 03/01/2022 (Putable on 08/07/2013) (a)	$1,000,000
		10,690,000

	Total Municipal Bonds (Cost $167,980,045)	167,980,045

Shares

Money Market Funds-0.0% *

53,839	BlackRock Liquidity Funds: MuniCash Portfolio, 0.12%	53,839

	Total Money Market Funds (Cost $53,839)	53,839

	Total Investments (Cost $168,033,884)-96.1%	168,033,884
	Other Assets in Excess of Liabilities-3.9%	6,768,591

	TOTAL NET ASSETS 100.0%	$174,802,475

Percentages are stated as a percent of net assets.

* Amount is less than 0.05%.

(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2013.

CS-Credit Support

LOC-Letter of Credit

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

VRDN-Variable Rate Demand Note

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-102.7%

Alabama-3.1%
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A, VRDN
$8,000,000	0.550%, 11/15/2038 (Putable on 11/15/2013) (a)	$8,000,560
	Chatom Industrial Development Board Pollution Control Revenue, Electric-Series C, VRDN
2,000,000	0.550%, 12/01/2024 (Putable on 12/01/2013) (a)	2,000,060
	Health Care Authority for Baptist Health-Series B, VRDN
2,825,000	0.700%, 11/15/2037 (Putable on 08/07/2013) (a)	2,825,000
	Health Care Authority for Baptist Health Revenue-Series B, VRDN
10,000,000	0.550%, 11/01/2042 (Putable on 08/07/2013) (a)	10,000,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A, VRDN (LOC: Regions Bank)
5,575,000	0.510%, 05/01/2032 (Putable on 08/07/2013) (a)	5,575,000
	State Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A, VRDN (LOC: Regions Bank)
3,952,000	0.680%, 01/01/2036 (Putable on 08/07/2013) (a)	3,952,000
	State Port Authority Docks Facilities Revenue, VRDN (CS: NATL-RE)
8,365,000	0.590%, 10/01/2024 (Putable on 08/07/2013) (a)	8,365,000
	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project, VRDN (LOC: Regions Bank)
1,765,000	0.460%, 07/01/2034 (Putable on 08/07/2013) (a)	1,765,000
		42,482,620

Arizona-5.2%
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project, VRDN (CS: National Rural Utilities Corp.)
19,000,000	0.600%, 09/01/2024 (Putable on 09/01/2013) (a)	19,000,190
	Maricopa County Pollution Control Corp. Pollution Control Revenue, Palo Verde Project-Series A, VRDN (CS: Arizona Public Service Co.)
9,775,000	6.000%, 05/01/2029 (Putable on 05/01/2014) (a)	10,132,276
	Phoenix Industrial Development Authority Solid Waste Revenue, Republic Services, Inc. Project, VRDN
20,000,000	0.570%, 12/01/2035 (Putable on 08/01/2013) (a)	20,000,000
	State Health Facilities Authority Hospital System Revenue, Phoenix Children’s Hospital-Series A (CS: Phoenix Children’s Hospital)
850,000	2.000%, 02/01/2015	855,483
	State Health Facilities Authority Revenue, The Terraces, VRDN (LOC: Sovereign Bank N.A.)
16,520,000	0.750%, 12/01/2037 (Putable on 08/07/2013) (a)	16,520,000
	Yavapai County Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A-2, VRDN
5,140,000	0.850%, 03/01/2028 (Putable on 03/03/2014) (a)	5,132,598
		71,640,547

Arkansas-0.3%
	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN (LOC: Regions Bank)
4,635,000	0.510%, 06/01/2033 (Putable on 08/07/2013) (a)	4,635,000

Principal Amount	Security Description	Value

California-8.4%
	ABAG Finance Authority for Nonprofit Corp. Revenue, Eskaton Properties, Inc.
$425,000	2.000%, 11/15/2013	$426,020
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities-Series B
670,000	2.000%, 07/01/2014	674,208
820,000	3.000%, 07/01/2015	838,967
	City of Los Angeles Multifamily Housing Revenue, Masselin Manor Project-Series J, VRDN (LOC: Bank of America N.A.)
5,500,000	0.420%, 07/01/2015 (Putable on 08/07/2013) (a)	5,500,000
	County of Sacramento, Certificates of Participation
6,000,000	5.000%, 02/01/2014	6,110,220
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal)
6,900,000	0.700%, 11/01/2036 (Putable on 08/07/2013) (a)	6,900,000
	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal)
900,000	0.750%, 11/01/2036 (Putable on 08/07/2013) (a)	900,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal)
2,900,000	0.800%, 11/01/2036 (Putable on 08/07/2013) (a)	2,900,000
	Rancho Cucamonga Redevelopment Agency, Rancho Redevelopment Project
2,000,000	5.000%, 09/01/2013	2,004,840
	State Health Facilities Financing Authority Revenue, Children’s Hospital of Los Angeles-Series A
370,000	5.000%, 11/15/2015	392,540
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc.-Series A, VRDN (CS: Republic Services, Inc.)
27,000,000	0.570%, 08/01/2023 (Putable on 08/01/2013) (a)	27,000,000
	State Pollution Control Financing Authority, Solid Waste Disposal Revenue-Series A, VRDN (CS: Waste Management, Inc.)
2,000,000	0.850%, 11/01/2038 (Putable on 05/01/2014) (a)	1,996,180
	State Pollution Control Financing Authority, Solid Waste Disposal Revenue, P & D Dairy and Poso Creek Family Dairy, LLC Project, VRDN (LOC: Bank of the West)
3,000,000	1.260%, 05/01/2028 (Putable on 08/07/2013) (a)	3,000,000
	State Statewide Communities Development Authority Industrial Development Revenue-Series A, VRDN
870,000	1.650%, 06/01/2020 (Putable on 08/07/2013) (a)	870,000
	State Statewide Communities Development Authority Ltd. Obligation Revenue, Bakersfield Reassessment District
2,000,000	2.000%, 09/02/2013	2,001,580
1,935,000	2.000%, 09/02/2014	1,940,940
	State Statewide Communities Development Authority Revenue, Episcopal Communities & Services
540,000	2.000%, 05/15/2014	542,198
545,000	3.000%, 05/15/2015	554,750
	Stockton Public Financing Authority Water Revenue, Delta Water Supply Project-Series A, VRDN (LOC: Union Bank)
52,325,000	0.700%, 10/01/2040 (Putable on 08/07/2013) (a)	52,325,000
		116,877,443

Colorado-2.3%
	Arkansas River Power Authority Power Revenue, VRDN (CS: XLCA, LIQ FAC: Dexia Credit)
9,490,000	0.540%, 10/01/2026 (Putable on 08/07/2013) (a)	9,490,000
	E-470 Public Highway Authority Revenue-Series C2, VRDN
3,300,000	5.000%, 09/01/2039 (Putable on 09/02/2013) (a)	3,311,022
	State Health Facilities Authority Revenue, Covenant Retirement Communities, Inc.-Series C
1,355,000	2.000%, 12/01/2013	1,357,331
	State Health Facilities Authority Revenue, National Jewish Health Project
350,000	4.000%, 01/01/2014	352,905

Principal Amount	Security Description	Value

	Traer Creek Metropolitan District Revenue, In the Town of Avon, VRDN (LOC: BNP Paribas)
$17,165,000	0.650%, 10/01/2021 (Putable on 08/07/2013) (a)	$17,165,000
		31,676,258

Connecticut-0.1%
	City of West Haven, General Obligation Bond
550,000	4.000%, 08/01/2013	550,000
145,000	4.000%, 08/01/2014	147,854
		697,854

Delaware-0.0% *
	Delaware Health Facilities Authority Revenue, Nanticoke Memorial Hospital Project
300,000	4.000%, 07/01/2014	305,844

Florida-5.6%
	City of Tampa Hospital Refunding Revenue, H. Lee Moffitt Cancer Center Project-Series B
250,000	3.000%, 07/01/2014	254,518
	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005, VRDN (CS: AMBAC)
34,075,000	0.800%, 05/20/2029 (Putable on 12/12/2013) (a)	34,075,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
1,000,000	2.625%, 08/01/2023 (Putable on 08/01/2014) (a)	1,014,660
	Palm Beach County Health Facilities Authority Revenue, Jupiter Medical Center, Inc. Project-Series A (CS: Jupiter Medical Center Obligation Group)
400,000	2.000%, 11/01/2013	401,044
	Puttable Floating Option Tax-Exempt Receipts, Certificate of Participation, Series 4615, VRDN (CS: Dexia Credit Local; LIQ FAC: Dexia Credit Local)
33,290,000	0.510%, 08/01/2029 (Putable on 08/07/2013) (a)	33,290,000
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN (LOC: SunTrust Bank)
700,000	2.750%, 12/01/2016 (Putable on 08/07/2013) (a)	700,000
	State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project-Series A (CS: Nova Southeastern University)
155,000	3.000%, 04/01/2014	156,438
	State Higher Educational Facilities Financing Authority Revenue, The University of Tampa Project-Series A
300,000	4.000%, 04/01/2014	304,731
	State Housing Finance Corp. Revenue, Stuart Pointe Apartments-Series B-1, VRDN (CS: Stuart Pointe Apartments)
8,000,000	0.420%, 04/01/2034 (Putable on 08/07/2013) (a)	8,000,000
		78,196,391

Georgia-0.9%
	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN (LOC: Regions Bank)
1,100,000	0.770%, 12/01/2021 (Putable on 08/07/2013) (a)	1,100,000
	Gwinnett County Housing Authority Multi-Family Housing Revenue, Palisades Apartments Project, VRDN (LOC: SunTrust Bank)
100,000	0.300%, 03/01/2041 (Putable on 08/07/2013) (a)	100,000
	Main Street Natural Gas, Inc., Gas Project Revenue-Series B
500,000	5.000%, 03/15/2014	511,745
	Rome-Floyd County Development Authority Revenue, Steel King Industries, Inc., VRDN (LOC: Bank of Montreal)
1,600,000	0.710%, 07/01/2020 (Putable on 08/07/2013) (a)	1,600,000

Principal Amount	Security Description	Value

	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN (LOC: Regions Bank)
$9,430,000	0.460%, 10/01/2028 (Putable on 08/07/2013) (a)	$9,430,000
		12,741,745

Hawaii-0.2%
	State Housing Finance & Development Corp., Multifamily Housing Revenue, Wilikina Apartments Project-Series B
2,750,000	1.000%, 06/01/2014	2,750,660

Illinois-9.5%
	Chicago Board of Education-Series -DCL-2012-001, VRDN (LOC: Dexia Credit Local)
34,720,000	0.950%, 12/01/2034 (Putable on 08/01/2013) (a)	34,720,000
	Springfield Airport Authority, Allied-Signal, Inc., VRDN (CS: Honeywell Int.)
4,400,000	5.000%, 09/01/2018 (Putable on 08/07/2013) (a)	4,400,000
	State Development Finance Authority Industrial Development Revenue, Durex Industries Project, VRDN (LOC: RBS Citizens N.A.)
2,350,000	0.540%, 12/01/2023 (Putable on 08/07/2013) (a)	2,350,000
	State Finance Authority Revenue (CS: Assured Guaranty Municipal)
1,100,000	5.000%, 08/15/2013	1,101,595
	State Finance Authority Revenue, Silver Cross Hospital and Medical Centers-Series A (CS: Assured Guaranty Municipal)
1,700,000	5.000%, 08/15/2013	1,702,465
	State General Obligation Unlimited-Series B, VRDN (SPA: DEPFA Bank PLC)
68,300,000	2.000%, 10/01/2033 (Putable on 08/07/2013) (a)	68,300,000
	State Toll Highway Authority Revenue-Series A-1B, VRDN (SPA: PNC Bank NA)
12,400,000	0.440%, 01/01/2031 (Putable on 08/07/2013) (a)	12,400,000
	State Toll Highway Authority Revenue-Series A-2, VRDN (CS: Assured Guaranty Municipal)
7,000,000	0.430%, 01/01/2031 (Putable on 08/07/2013) (a)	7,000,000
		131,974,060

Indiana-6.8%
	City of Indianapolis Industrial Development Revenue, Joint Clutch Service, VRDN (LOC: PNC Bank N.A.)
1,000,000	1.150%, 12/01/2014 (Putable on 08/07/2013) (a)	1,000,000
	City of Terre Haute Sanitation District
3,065,000	4.000%, 01/01/2014	3,092,677
	Reset Optional Certificates Trust II-R Revenue, VRDN (LIQ FAC; Guaranty Agreement: CitiGroup Financial)
59,965,000	1.000%, 10/26/2017 (Putable on 08/07/2013) (a)	59,965,000
	State Development Finance Authority Environmental Revenue, PSI Energy, Inc. Project-Series B, VRDN (CS: Duke Energy Indiana, Inc.)
10,130,000	0.400%, 12/01/2038 (Putable on 08/07/2013) (a)	10,130,000
	State Finance Authority Economic Development Revenue, Republic Services, Inc.-Series A, VRDN
7,000,000	0.530%, 05/01/2034 (Putable on 09/03/2013) (a)	7,000,070
	State Finance Authority Economic Development Revenue, Republic Services, Inc. Project, VRDN
7,000,000	0.530%, 12/01/2037 (Putable on 09/03/2013) (a)	7,000,070

Principal Amount	Security Description	Value

	State Finance Authority Environmental Improvement Revenue, Mittal Steel USA, Inc., Project, VRDN (LOC: Bano Bilbao Vizcaya)
$6,435,000	0.550%, 08/01/2030 (Putable on 08/07/2013) (a)	$6,435,000
		94,622,817

Iowa-0.1%
	State Higher Education Loan Authority Revenue, University Dubuque-Series A (CS: University Of Dubuque)
1,200,000	3.000%, 05/15/2014	1,217,484

Kansas-0.2%
	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project, VRDN (LOC: Rabobank Int.)
1,000,000	1.260%, 03/01/2027 (Putable on 08/07/2013) (a)	1,000,000
	City of Liberal Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project, VRDN (LOC: Rabobank Int.)
1,000,000	1.260%, 02/01/2029 (Putable on 08/07/2013) (a)	1,000,000
		2,000,000

Kentucky-0.9%
	Lexington-Fayette Urban County Government Revenue, Richmond Place Associates, L.P Project, VRDN (LOC: Bank of America N.A.)
2,000,000	0.650%, 04/01/2015 (Putable on 04/01/2014) (a)	2,000,000
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B, VRDN (CS: National Rural Utilities Corp.)
6,500,000	0.600%, 08/15/2023 (Putable on 08/15/2013) (a)	6,500,065
	State Economic Development Finance Authority, Solid Waste Revenue, Republic Services, Inc. Project-Series A, VRDN (CS: Republic Services, Inc.)
4,000,000	0.530%, 04/01/2031 (Putable on 09/03/2013) (a)	4,000,040
		12,500,105

Louisiana-2.3%
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc.-Series A, VRDN (LOC: Regions Bank)
4,500,000	2.160%, 02/01/2027 (Putable on 08/07/2013) (a)	4,500,000
	North Webster Parish Industrial Development Revenue, CSP Project, VRDN (LOC: Regions Bank)
1,785,000	2.500%, 09/01/2021 (Putable on 08/07/2013) (a)	1,785,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN (LOC: Regions Bank)
1,520,000	0.770%, 12/01/2016 (Putable on 08/07/2013) (a)	1,520,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
18,500,000	1.000%, 03/15/2025 (Putable on 03/17/2014) (a)	18,504,440
	State Citizens Property Insurance Corp. Assessment Revenue,
250,000	2.000%, 06/01/2014	252,102
	State Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A, VRDN (LOC: Regions Bank)
2,050,000	0.710%, 12/01/2032 (Putable on 08/07/2013) (a)	2,050,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B, VRDN (CS: Capital One; LOC: Hibernia National Bank)
2,625,000	0.650%, 07/01/2033 (Putable on 08/07/2013) (a)	2,625,000

Principal Amount	Security Description	Value

	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B, VRDN (CS: Capital One; LOC: Hibernia National Bank)
$865,000	0.650%, 07/01/2033 (Putable on 08/07/2013) (a)	$865,000
		32,101,542

Maryland-0.0% *
	Maryland Economic Development Corp. Student Housing Revenue, Morgan State University Project
250,000	3.000%, 07/01/2014	252,635

Massachusetts-0.1%
	State Development Finance Agency, Waste Management, Inc.-Series B, VRDN (CS: Waste Management, Inc.)
1,000,000	2.125%, 12/01/2029 (Putable on 12/01/2015) (a)	1,007,800

Michigan-2.9%
	City of Detroit Sewage Disposal System Revenue-Series A
1,000,000	5.000%, 07/01/2014	1,004,080
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series 1182, VRDN (LOC: RaboBank Nederland)
7,900,000	1.050%, 07/01/2029 (Putable on 08/07/2013) (a)	7,900,000
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series A
300,000	5.000%, 07/01/2015	300,093
	Detroit Wayne County Stadium Authority Revenue, Wayne County Limited Tax General Obligation
250,000	5.000%, 10/01/2014	258,635
	State Finance Authority Revenue, Crittenton Hospital Medical Center-Series A
1,000,000	4.000%, 06/01/2014	1,018,930
	State Finance Authority Revenue, Detroit School District
500,000	4.000%, 06/01/2014	513,290
1,200,000	5.000%, 06/01/2014	1,241,712
	State Housing Development Authority Revenue-Series A, VRDN
22,300,000	0.410%, 04/01/2042 (Putable on 08/01/2013) (a)	22,300,000
	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN (LOC: Bank One Michigan)
800,000	0.460%, 05/01/2018 (Putable on 08/07/2013) (a)	800,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc.
4,800,000	3.200%, 08/01/2027 (Putable on 08/01/2013)	4,800,000
		40,136,740

Mississippi-0.8%
	State Business Finance Corp., Hattiesburg Clinic Professional Association Project, VRDN (LOC: Regions Bank)
6,495,000	0.460%, 11/01/2026 (Putable on 08/07/2013) (a)	6,495,000
	State Business Finance Corp., Tri-State Truck Center, Inc. Project, VRDN (LOC: Regions Bank)
4,800,000	0.510%, 03/01/2033 (Putable on 08/07/2013) (a)	4,800,000
		11,295,000

Missouri-0.1%
	State Health & Educational Facilities Authority Health Facilities Revenue, Freeman Health System
1,245,000	5.000%, 02/15/2015	1,302,258

Nebraska-0.1%
	Central Plains Energy Project, Gas Project Revenue (Project No. 3)
500,000	3.000%, 09/01/2013	500,935
655,000	4.000%, 09/01/2014	671,925
		1,172,860

Principal Amount	Security Description	Value

New Hampshire-0.1%
	State Health & Education Facilities Authority Revenue, Catholic Medical Center
$1,000,000	4.000%, 07/01/2014	$1,020,390

New Jersey-7.6%
	City of Newark, General Obligation Bond-Series D
5,000,000	2.000%, 12/11/2013	5,011,450
	City of Newark, General Obligation Notes-Series B
4,500,000	1.500%, 06/26/2014	4,522,095
	City of Newark, School Promissory Notes-Series C
1,000,000	1.500%, 06/26/2014	1,004,910
	City of Newark, Special Emergency Notes-Series G
1,080,000	2.000%, 12/11/2013	1,084,190
	City of Newark, Tax Anticipation Notes-Series A
6,000,000	1.500%, 02/20/2014	6,010,680
	Hudson County Improvement Authority Revenue (CS: Hudson County Guaranty)
20,000,000	1.500%, 08/07/2013	20,003,400
	State Economic Development Authority Revenue, Arbor Glen of Bridgewater Project, VRDN (LOC: Sovereign Bank N.A.)
9,795,000	0.720%, 05/15/2033 (Putable on 08/07/2013) (a)	9,795,000
	State Economic Development Authority Revenue, Port Newark Container Terminal LLC Project-Series-B, VRDN (LOC: Sovereign Bank N.A.)
36,300,000	1.350%, 07/01/2030 (Putable on 08/07/2013) (a)	36,300,000
	State Health Care Facilities Financing Authority Revenue, Barnabas Health-Series A
480,000	4.000%, 07/01/2015	500,333
	State Health Care Facilities Financing Authority Revenue, Palisades Medical Center Obligation Group (CS: Palisades Medical Center Obligation Group)
1,290,000	4.000%, 07/01/2014	1,313,955
	State Higher Education Student Assistance Authority Senior Student Loan Revenue-Series-1A
300,000	3.000%, 12/01/2013	302,175
500,000	4.000%, 12/01/2014	520,320
	Township of Irvington, General Obligation Notes
2,225,800	2.250%, 06/20/2014	2,235,416
	Township of Lyndhurst, Bond Anticipation Notes
12,954,000	1.500%, 09/20/2013	12,965,141
3,320,000	1.750%, 03/20/2014	3,336,467
	Trenton Parking Authority Revenue, City Guaranteed-Series A (CS: Assured Guaranty)
425,000	1.500%, 04/01/2014	426,466
		105,331,998

New York-11.6%
	City of Long Beach General Obligation Bond
3,020,000	3.000%, 12/20/2013	3,029,241
	City of Poughkeepsie, Bond Anticipation Notes-Series C
6,110,000	1.875%, 04/22/2014	6,126,436
	City of Yonkers General Obligation Bond-Series A
500,000	2.000%, 07/01/2014	505,675
1,530,000	4.000%, 07/01/2015	1,607,189
	City of Yonkers General Obligation Bond-Series C
1,000,000	2.000%, 08/15/2014	1,012,880
1,000,000	4.000%, 08/15/2015	1,053,650
	East Ramapo Central School District, Tax Anticipation Notes
3,500,000	2.000%, 10/25/2013	3,502,975
	Nassau County Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project
385,000	4.000%, 07/01/2014	396,057

Principal Amount	Security Description	Value

	Nassau County Local Economic Assistance Corp. Revenue, Winthrop University Hospital Association Project
$1,000,000	4.000%, 07/01/2014	$1,024,580
	New York City Industrial Development Agency Airport Facilities Revenue, TrIPs Obligated Group-Series A
1,000,000	5.000%, 07/01/2014	1,023,130
	New York City Industrial Development Agency Civic Facility Revenue, Cong. Machne Chaim, Inc. d/b/a Bais Sarah Educational Center for Girls Project, VRDN (LOC: Sovereign Bank N.A.)
975,000	0.560%, 05/01/2036 (Putable on 08/07/2013) (a)	975,000
	Prattsburgh Central School District, Bond Anticipation Notes
3,734,732	1.000%, 06/27/2014	3,736,076
	Rockland County, Bond Anticipation Notes-Series A
2,150,000	2.000%, 04/09/2014	2,151,354
	Rockland County, Bond Anticipation Notes-Series B
2,350,000	2.000%, 06/05/2014	2,363,254
	Rockland County, General Obligation Bond-Series B
500,000	3.000%, 12/15/2014	510,400
	Rockland County, Revenue Anticipation Notes-Series B
31,500,000	1.750%, 06/27/2014	31,620,645
	Rockland County, Revenue Anticipation Notes-Series C
6,560,000	2.500%, 09/24/2013	6,571,480
	Rockland County, Tax Anticipation Notes
18,000,000	2.250%, 03/14/2014	18,103,860
	State Dormitory Authority Revenue, Long Island University
1,475,000	3.000%, 09/01/2013	1,477,567
1,285,000	3.000%, 09/01/2014	1,310,533
	State Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project, VRDN
4,000,000	0.550%, 05/01/2030 (Putable on 08/01/2013) (a)	4,000,000
	Suffolk County, Bond Anticipation Notes
2,000,000	1.250%, 10/25/2013	2,004,660
	Suffolk County, Tax Anticipation Notes
40,000,000	2.000%, 08/14/2013	40,025,200
	Suffolk County, Tax Anticipation Notes-Series III
5,000,000	2.000%, 09/12/2013	5,009,950
	Town of Oyster Bay, Budget Notes-Series A
7,000,000	1.250%, 12/13/2013	7,024,010
	Town of Ramapo, Bond Anticipation Notes
10,000,000	4.700%, 05/28/2014	10,095,500
	Ulster County Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp.-Woodland Pond At New Paltz Project-Series C, VRDN (LOC: Sovereign Bank N.A.)
4,250,000	0.730%, 09/15/2037 (Putable on 08/07/2013) (a)	4,250,000
	Westchester Tobacco Asset Securitization Corp. (CS: Westchester Tobacco)
500,000	5.000%, 06/01/2026	481,630
		160,992,932

North Carolina-1.8%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc., VRDN (LOC: Bank of America N.A.)
6,500,000	0.410%, 06/01/2017 (Putable on 08/07/2013) (a)	6,500,000
	State Capital Facilities Finance Agency Revenue, Solid Waste Disposal Revenue, Republic Services, Inc., VRDN (CS: Republic Services, Inc.)
18,000,000	0.650%, 06/01/2038 (Putable on 09/16/2013) (a)	18,002,880
		24,502,880

Ohio-2.3%
	City of Marysville, Bond Anticipation Notes, Coleman’s Crossing Development
3,205,000	2.250%, 08/28/2013	3,206,859

Principal Amount	Security Description	Value

	City of Marysville, Bond Anticipation Notes, Roadway Improvement - City Gate Development
$1,525,000	2.250%, 08/28/2013	$1,525,884
	Columbus Regional Airport Authority Revenue, West Bay Apartments Project, VRDN (LOC: Sovereign Bank N.A.)
7,490,000	0.890%, 12/01/2034 (Putable on 08/07/2013) (a)	7,490,000
	Coventry Local School District
5,800,000	1.750%, 01/15/2014	5,820,242
	Fairfield County Hospital Facilities Revenue, Fairfield Medical Center Project (CS: Fairfield Medical Center)
475,000	3.000%, 06/15/2014	482,790
	Lorain Port Authority Revenue, Bond Anticipation Notes, Land Reutilization Project
400,000	2.500%, 11/06/2013	401,892
	State Air Quality Development Authority Revenue, Columbus Southern Power Co.-Series A (CS: FirstEnergy Generation Corp.)
4,000,000	5.700%, 02/01/2014	4,075,200
	State Water Development Authority, Solid Waste Revenue, VRDN (CS: Waste Management, Inc.)
9,000,000	2.250%, 11/01/2022 (Putable on 11/02/2015) (a)	9,092,430
		32,095,297

Oklahoma-0.0% *
	Comanche County Hospital Authority Revenue-Series A
250,000	4.000%, 07/01/2014	254,415

Oregon-0.0% *
	Multnomah County Hospital Facilities Authority Revenue, Terwilliger Plaza, Inc.
400,000	2.000%, 12/01/2013	400,852
150,000	2.000%, 12/01/2014	150,643
		551,495

Pennsylvania-7.0%
	Allegheny County Airport Authority Revenue, VRDN (CS: NATL-RE)
5,235,000	0.590%, 01/01/2021 (Putable on 08/07/2013) (a)	5,235,000
	Allegheny County Higher Education Building Authority University Revenue, Chatham University-Series A (CS: Chatham University)
250,000	3.000%, 09/01/2013	250,440
	Delaware County Authority Revenue, Eastern University
345,000	3.000%, 10/01/2013	345,676
	Emmaus General Authority Revenue, VRDN (SPA: Wells Fargo Bank N.A.)
53,200,000	0.400%, 12/01/2028 (Putable on 08/07/2013) (a)	53,200,000
	Northampton County Industrial Development Authority Revenue, Morningstar Senior Living, Inc. Project
270,000	2.400%, 07/01/2014	269,039
	Puttable Floating Option Tax-Exempt Receipts Revenue, Allegheny County Airport Authority, VRDN (CS: NATL-RE)
10,445,000	0.560%, 01/01/2020 (Putable on 08/07/2013) (a)	10,445,000
5,085,000	0.590%, 01/01/2022 (Putable on 08/07/2013) (a)	5,085,000
	State Economic Development Financing Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
2,000,000	1.750%, 12/01/2033 (Putable on 12/01/2015) (a)	2,004,020
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A, VRDN (CS: Republic Services, Inc.)
5,000,000	1.100%, 04/01/2019 (Putable on 10/01/2013) (a)	5,000,150

Principal Amount	Security Description	Value

	State Economic Development Financing Authority Solid Waste Disposal Revenue, Waste Management, Inc.
$15,000,000	0.950%, 08/01/2045 (Putable on 11/01/2013)	$15,000,000
		96,834,325

Puerto Rico-10.6%
	Government Development Bank for Puerto Rico Revenue, VRDN (CS: NATL-RE)
8,000,000	4.750%, 12/01/2015 (Putable on 12/01/2013) (a)	8,083,280
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
250,000	3.000%, 10/01/2013	250,863
250,000	3.000%, 10/01/2014	255,000
250,000	4.000%, 10/01/2015	260,815
	Puerto Rico Municipal Finance Agency Revenue-Series A
1,075,000	5.000%, 08/01/2013	1,075,000
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series M (CS: Commonwealth of Puerto Rico)
4,905,000	5.750%, 07/01/2014	5,048,962
	Puttable Floating Option Tax-Exempt Receipts, VRDN (CS: AMBAC)
18,000,000	0.510%, 08/01/2047 (Putable on 08/01/2013) (a)	18,000,000
	Puttable Floating Option Tax-Exempt Receipts, VRDN (GA: Dexia Credit Local)
13,370,000	0.610%, 07/01/2030 (Putable on 08/07/2013) (a)	13,370,000
	State Commonwealth Highway & Transportation Authority Revenue, VRDN (CS: NATL-RE)
37,465,000	0.610%, 07/01/2035 (Putable on 08/07/2013) (a)	37,465,000
	State Commonwealth Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, International American University Project
500,000	4.000%, 10/01/2014	511,935
	State Commonwealth Public Improvement Refunding, General Obligation Bonds-Series A (CS: NATL-RE)
4,365,000	5.250%, 07/01/2014	4,473,688
725,000	5.500%, 07/01/2014	744,669
	State Commonwealth Public Improvement, General Obligation Bonds-Series A-2, VRDN (SPA: JPMorgan Chase Bank NA)
14,915,000	1.250%, 07/01/2029 (Putable on 08/07/2013) (a)	14,915,000
	State Commonwealth, General Obligation Bonds
750,000	6.500%, 07/01/2014	777,015
	State Electric Power Authority Power Revenue-Series JJ
900,000	5.250%, 07/01/2014	924,543
	State Electric Power Authority Power Revenue-Series WW
3,800,000	5.250%, 07/01/2014	3,903,626
	State Highway & Transportation Authority Revenue, VRDN
8,980,000	0.610%, 07/01/2041 (Putable on 08/01/2013) (a)	8,980,000
	State Highway & Transportation Authority Transportation Revenue, VRDN (CS: CIFG)
8,790,000	0.640%, 07/01/2041 (Putable on 08/07/2013) (a)	8,790,000
	State Municipal Finance Agency Revenue-Series B
1,000,000	5.000%, 07/01/2014	1,029,150
	State Public Buildings Authority Revenue, Government Facilities-Series H (CS: FGIC, Commonwealth of Puerto Rico)
2,425,000	5.250%, 07/01/2014	2,485,382
	University of Puerto Rico Revenue-Series P
5,000,000	5.000%, 06/01/2014	5,099,300
	University of Puerto Rico Revenue-Series Q
5,585,000	5.000%, 06/01/2014	5,695,918
4,835,000	5.000%, 06/01/2015	4,941,080
		147,080,226

Principal Amount	Security Description	Value

Rhode Island-0.1%
	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing Revenue, Lifespan Obligated Group Issue-Series A (CS: Assured Guaranty Municipal)
$900,000	5.000%, 05/15/2015	$965,916

South Carolina-0.1%
	State Jobs-Economic Development Authority Industrial Revenue, Waste Management Project, VRDN (CS: Waste Management, Inc.)
1,000,000	2.250%, 11/01/2016 (Putable on 11/01/2013) (a)	1,002,750

Tennessee-1.7%
	City of Jackson Health Educational & Housing Facility Board Multifamily Revenue, Creekside Apartments Project, VRDN (LOC: First Tennessee Bank)
555,000	2.000%, 12/01/2017 (Putable on 12/01/2013) (a)	555,000
	Franklin Public Building Authority Revenue, Local Government Public Improvement-Series-101-A-1, VRDN (SPA: DEPFA Bank PLC)
5,000,000	0.500%, 06/01/2037 (Putable on 08/01/2013) (a)	5,000,000
	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project, VRDN (CS: Waste Management, Inc.)
5,000,000	0.950%, 07/02/2035 (Putable on 08/01/2013) (a)	5,000,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, The Blakeford at Green Hills,
170,000	2.000%, 07/01/2014	169,832
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A, VRDN (LOC: Regions Bank)
3,045,000	0.710%, 06/01/2034 (Putable on 08/07/2013) (a)	3,045,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Exempt Revenue, Waste Management, Inc. of Tennessee Project
6,000,000	1.000%, 08/01/2031	6,000,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture, VRDN (LOC: Regions Bank)
4,250,000	2.200%, 12/01/2014 (Putable on 08/07/2013) (a)	4,250,000
		24,019,832

Texas-4.0%
	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc., VRDN
17,500,000	0.570%, 01/01/2026 (Putable on 08/01/2013) (a)	17,500,000
	Mission Economic Development Corp. Solid Waste Disposal Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
6,500,000	6.000%, 08/01/2020	6,500,000
	State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue,-Series 2012 (CS: Bank of New York Mellon Trust Co.)
1,500,000	3.000%, 12/15/2013	1,509,030
1,500,000	5.000%, 12/15/2014	1,572,525
2,000,000	5.000%, 12/15/2015	2,143,400
	Texas Transportation Commission Turnpike System Revenue-Series B, VRDN
9,000,000	1.250%, 08/15/2042 (Putable on 02/15/2015) (a)	9,000,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A, VRDN (LOC: Compass Bank)
13,190,000	0.710%, 06/01/2038 (Putable on 08/07/2013) (a)	13,190,000

Principal Amount	Security Description	Value

	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B, VRDN (LOC: Compass Bank)
$4,155,000	0.710%, 06/01/2031 (Putable on 08/07/2013) (a)	$4,155,000
		55,569,955

Virginia-5.2%
	Capital Beltway Funding Corp., Hot Lanes-Series B, VRDN (LOC: Banco Espirito Santo SA)
70,350,000	1.850%, 12/31/2047 (Putable on 08/07/2013) (a)	70,350,000
	Gloucester County Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
1,000,000	5.125%, 09/01/2038 (Putable on 05/01/2014) (a)	1,029,450
		71,379,450

West Virginia-0.5%
	State Economic Development Authority, Pollution Control Revenue, Appalachian Power Co.-Amos Project-Series C, VRDN (CS: Appalachian Power Co.)
6,500,000	4.850%, 05/01/2019 (Putable on 09/04/2013) (a)	6,523,335

Wisconsin-0.0% *
	State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc.-Series A (CS: Beaver Dam Community Hospitals, Inc.)
400,000	0.750%, 08/15/2013	400,004

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A, VRDN (CS: Black Hills Power and Light Co.)
2,855,000	0.800%, 06/01/2024 (Putable on 08/07/2013) (a)	2,855,000

	Total Municipal Bonds (Cost $1,423,067,952)	1,422,967,863

Shares

Money Market Funds-0.0% *

44,780	BlackRock Liquidity Funds: MuniCash Portfolio, 0.12%	44,780

	Total Money Market Funds (Cost $44,780)	44,780

	Total Investments (Cost $1,423,112,732)-102.7%	1,423,012,643
	Liabilities in Excess of Other Assets-(2.7)%	(37,370,822)

	TOTAL NET ASSETS 100.0%	$1,385,641,821

Percentages are stated as a percent of net assets.

* Amount is less than 0.05%.

(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2013.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

CSP-Continental Structural Plastics

FGIC-Federal Guaranty Insurance Co.

LIQ FAC-Liquidity Facility

LOC-Letter of Credit

NA-North America

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SPA-Standby Purchase Agreement

VRDN-Variable Rate Demand Note

XLCA-XI Capital Assurance, Inc.

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments
July 31, 2013 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-79.9%

Alabama-3.8%
	Jefferson County Ltd. Obligation School Warrants-Series A
$500,000	5.250%, 01/01/2014	$500,790
250,000	5.250%, 01/01/2017	250,962
		751,752

Colorado-5.8%
	City & County of Denver, Airport System Revenue-Series G2, VRDN (SPA: Morgan Stanley Bank)
900,000	0.220%, 11/15/2025 (Putable on 08/01/2013) (a)	900,000
	Colorado Health Facilities Authority Revenue, Covenant Retirement Communities, Inc.-Series B
250,000	3.150%, 12/01/2018	250,047
		1,150,047

Florida-2.2%
	City of Atlantic Beach, Health Care Facilities Revenue-Series A
200,000	5.000%, 11/15/2021	213,238
	City Of Tampa, Solid Waste System Revenue
200,000	5.000%, 10/01/2020	219,924
		433,162

Iowa-1.2%
	Iowa Finance Authority, Midwestern Disaster Area Revenue (CS: Iowa Fertilizer Co.)
250,000	5.000%, 12/01/2019	245,340

Louisiana-1.2%
	Parish of State Charles, Gulf Opportunity Zone Revenue (CS: Valero Energy Corp.)
250,000	4.000%, 12/01/2040 (Putable on 06/01/2022)	248,885

Massachusetts-1.0%
	State Development Finance Agency Revenue-Series B-3
200,000	4.000%, 11/15/2017	200,402

Michigan-5.4%
	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NSTL-RE)
150,000	5.000%, 07/01/2014	150,348
50,000	5.000%, 07/01/2015	49,998
50,000	5.500%, 07/01/2015	50,627
	City of Detroit, Water Supply System Revenue-Series A (CS: NSTL-RE)
100,000	6.000%, 07/01/2015	102,155
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc.
500,000	1.500%, 08/01/2027 (Putable on 08/01/2013)	500,000
	State Tobacco Settlement Finance Authority Revenue-Series A
250,000	5.125%, 06/01/2022	222,532
		1,075,660

Nevada-4.5%
	Las Vegas Valley Water District General Obligation, Water Improvement-Series B, VRDN (SPA: Dexia Credit Local)
900,000	0.350%, 06/01/2036 (Putable on 08/01/2013) (a)	900,000

Principal Amount	Security Description	Value

New Jersey-3.7%
	Tobacco Settlement Financing Corp. Revenue-Series 2002-A, Class A
$250,000	6.000%, 06/01/2023	$251,555
	Tobacco Settlement Financing Corp. Revenue-Series A
250,000	4.500%, 06/01/2023	232,463
	Township of Irvington, General Obligation Notes
250,000	2.250%, 06/20/2014	251,080
		735,098

New York-8.6%
	City of New York General Obligation Bond-Series A, VRDN (CS: Assured Guaranty Municipal; SPA: Dexia Credit Local)
750,000	0.400%, 11/01/2026 (Putable on 08/01/2013) (a)	750,000
	New York City Industrial Development Agency Revenue, American Airlines, Inc. (CS: American Airlines, Inc.)
200,000	7.500%, 08/01/2016	208,354
	Rockland County, Revenue Anticipation Notes-Series B
500,000	1.750%, 06/27/2014	501,915
	Seneca County Industrial Development Agency Revenue, Seneca Meadows, Inc. (CS: IESI Corp.)
250,000	6.625%, 10/01/2035 (Putable on 10/01/2013)	251,182
		1,711,451

Ohio-2.3%
	Buckeye Tobacco Settlement Financing Authority Revenue-Series A
250,000	5.125%, 06/01/2024	207,468
	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. (CS: Continental Airlines, Inc.)
250,000	5.700%, 12/01/2019	248,330
		455,798

Oklahoma-3.0%
	Tulsa Airports Improvement Trust Revenue, American Airlines, Inc. (CS: AMR Corp.)
400,000	6.250%, 06/01/2020	399,992
	Tulsa Industrial Authority Revenue-Series A (CS: University Of Tulsa)
185,000	6.000%, 10/01/2016	198,575
		598,567

Oregon-4.5%
	Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, VRDN (CS: Rogue Valley Manor Project)
900,000	0.120%, 08/15/2037 (Putable on 08/01/2013) (a)	900,000

Pennsylvania-5.0%
	City of Philadelphia, Gas Works Revenue, Ninth Series
100,000	4.000%, 08/01/2014	102,894
	Emmaus General Authority Revenue, VRDN (SPA: Wells Fargo Bank N.A.)
900,000	0.400%, 12/01/2028 (Putable on 08/01/2013) (a)	900,000
		1,002,894

Puerto Rico-8.3%
	Puerto Rico Electric Power Authority Revenue-Series ZZ
200,000	5.000%, 07/01/2014	205,008
	Puerto Rico Infrastructure Financing Authority Special Tax Revenue-Series C
270,000	5.500%, 07/01/2014	277,325
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series C
120,000	5.750%, 07/01/2018	125,030

Principal Amount	Security Description	Value

	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series M (CS: Commonwealth of Puerto Rico)
$20,000	5.750%, 07/01/2014	$20,587
	State Commonwealth, General Obligation Bonds
250,000	6.500%, 07/01/2014	259,005
	State Electric Power Authority Power Revenue-Series JJ
180,000	5.250%, 07/01/2014	184,909
	State Electric Power Authority Power Revenue-Series WW
200,000	5.250%, 07/01/2014	205,454
	State Municipal Finance Agency Revenue-Series B
360,000	5.000%, 07/01/2014	370,494
		1,647,812

Tennessee-6.4%
	Franklin Public Building Authority Revenue, Local Government Public Improvement-Series-101-A-1, VRDN (SPA: DEPFA Bank PLC)
900,000	0.500%, 06/01/2037 (Putable on 08/01/2013) (a)	900,000
	Tennessee Energy Acquisition Corp. Revenue-Series A
345,000	5.250%, 09/01/2018	381,777
		1,281,777

Texas-2.0%
	City of Houston Airport System Revenue, Special Facilities Continental Airlines-Series B (CS: Continental Airlines)
250,000	6.125%, 07/15/2017	249,988
	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.)
80,000	5.500%, 08/01/2022	87,032
50,000	5.500%, 08/01/2023	54,491
		391,511

Utah-1.4%
	Utah County Environmental Improvement Revenue, US Corp. Project (CS: US Steel Corp.)
275,000	5.375%, 11/01/2015	282,648

Vermont-2.0%
	State Student Assistance Corp. Education Loan Revenue-Series A
400,000	3.000%, 06/15/2019	395,324

Virginia-5.8%
	Capital Beltway Funding Corp., Hot Lanes-Series B, VRDN (LOC: Banco Espirito Santo SA)
900,000	1.850%, 12/31/2047 (Putable on 08/01/2013) (a)	900,000
	State Housing Development Authority Revenue-Series A
250,000	4.500%, 01/01/2018	253,500
		1,153,500

Washington-1.2%
	State Housing Finance Commission Revenue, Presbyterian Retirement Communities Northwest Project (CS: Presbyterian Retirement)
250,000	5.000%, 01/01/2023	247,588

Wisconsin-0.6%
	State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc.-Series A (CS: Beaver Dam Community Hospitals, Inc.)
115,000	2.000%, 08/15/2014	115,385

	Total Municipal Bonds (Cost $15,997,931)	15,924,601

Shares	Security Description	Value

Money Market Funds-26.9%

5,369,187	Federated Municipal Obligation Fund, 0.01%	$5,369,187

	Total Money Market Funds (Cost $5,369,187)	5,369,187

	Total Investments (Cost $21,367,118)-106.8%	21,293,788
	Liabilities in Excess of Other Assets-(6.8)%	(1,358,546)

	TOTAL NET ASSETS 100.0%	$19,935,242

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2013.

CS-Credit Support

LOC-Letter of Credit

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SPA-Standby Purchase Agreement

VRDN-Variable Rate Demand Note

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund are three separate funds of the Income Trust. The Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds. Alpine High Yield Managed Duration Municipal Fund commenced operations on June 1, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees (the “Board”). In computing the Funds’ net asset values, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 under the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 —	quoted prices in active markets for identical investments

•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

	Valuation Inputs
Municipal Money Market Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$167,980,045	$-	$167,980,045
Money Market Funds	-	53,839	-	53,839
Total	$-	$168,033,884	$-	$168,033,884

	Valuation Inputs
Ultra Short Tax Optimized Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$1,422,967,863	$-	$1,422,967,863
Money Market Funds	-	44,780	-	44,780
Total	$-	$1,423,012,643	$-	$1,423,012,643

	Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$15,924,601	$-	$15,924,601
Money Market Funds	-	5,369,187	-	5,369,187
Total	$-	$21,293,788	$-	$21,293,788

* For detailed State descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is recorded. Under applicable foreign tax laws, a

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for Federal income tax purposes at July 31, 2013 was as follows*:

Municipal Money Market Fund
Cost of investments	$168,033,884
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

Ultra Short Tax Optimized Income Fund
Cost of investments	$1,423,112,732
Gross unrealized appreciation	273,765
Gross unrealized depreciation	(373,854)
Net unrealized depreciation	$(100,089)

High Yield Managed Duration Municipal Fund
Cost of investments	$21,367,118
Gross unrealized appreciation	26,686
Gross unrealized depreciation	(100,016)
Net unrealized appreciation	$(73,330)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Distributions to Shareholders: The Municipal Money Market Fund declares and accrues dividends daily on each business day based upon the Fund’s net income, and pays dividends monthly Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. The Ultra Short Tax Optimized Income Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. The High Yield Managed Duration Fund declares, accrues and pays monthly dividends based upon the Fund’s net investment income Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date      September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date      September 26, 2013

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date      September 26, 2013

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.